Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2019	€ 597,114	€ 6,443	€ 1,122,097	€ (34)	€ 79,931	€ (611,323)
Statement [LineItems]
Loss for the period	(158,249)					(158,249)
Other comprehensive income / (loss), net of tax	(61)			(61)
Total comprehensive income / (loss)	(158,310)			(61)		(158,249)
Transactions with Owners
Share-based payment (Note 7)	28,364				28,364
Capital increase		48	9,928
Equity at Jun. 30, 2020	477,144	6,491	1,132,025	(95)	108,295	(769,572)
Equity at Dec. 31, 2020	838,711	7,217	1,728,747	(76)	133,101	(1,030,278)
Statement [LineItems]
Loss for the period	(197,166)					(197,166)
Other comprehensive income / (loss), net of tax	1,765			1,765
Total comprehensive income / (loss)	(195,401)			1,765		(197,166)
Transactions with Owners
Share-based payment (Note 7)	39,396				39,396
Capital increase	4,781	20	4,761
Equity at Jun. 30, 2021	€ 687,487	€ 7,237	€ 1,733,508	€ 1,689	€ 172,497	€ (1,227,444)